Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

19.                     Segment Information

The Company operates and manages its business as three reportable segments: “Corn-base edible alcohol and its by-products”, “CPE” and “Foam insulation”. The Company’s reportable segments are strategic business units that require different technology and marketing strategies and offer different products and services. The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the results of the operations of each separate segment, assesses and manages their performance and makes decisions. Most of the businesses were established as a unit, and the management at the time of the establishment was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Year ended December 31,
	2011			2012			2013
		Inter-			Inter-			Inter-
	Net	segment	Profit	Net	segment	Profit	Net	segment	Profit
	sales	sales	(loss)	sales	sales	(loss)	sales	sales	(loss)
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,685,223,409	—	418,189,154	2,587,441,751	—	250,868,605	2,249,552,806	—	107,849,762
CPE	—	—		—	—		5,004,607	—	(883,268)
Foam insulation	—	—		—	—		412,739	—	(288,152)
Segment total	2,685,223,409		418,189,154	2,587,441,751		250,868,605	2,254,970,152		106,678,342

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—
Consolidated totals:
Revenues	2,685,223,409	—		2,587,441,751	—		2,254,970,152	—
Revenues ($)							369,855,197	—

Income before income taxes			418,189,154			250,868,605			106,678,342
Income before income taxes ($)									17,497,145

	Year ended December 31,
	2011			2012			2013
	Interest Income	Interest expense	Income tax expense	Interest income	Interest expense	Income tax expense	Interest income	Interest expense	Income tax expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	1,169,183	34,114,359	105,194,680	1,364,810	42,767,789	62,717,151	3,850,272	91,158,982	27,150,033
CPE	—	—	—	—	—	—	—	—	—
Foam insulation	—	—	—	—	—	—	—	—	—
Consolidated total	1,169,183	34,114,359	105,194,680	1,364,810	42,767,789	62,717,151	3,850,272	91,158,982	27,150,033

Consolidated total ($)							631,513	14,951,694	4,453,088

	As of and Year ended December 31,
	2011			2012			2013
	Identifiable assets	Capital Expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	1,972,753,262	303,083,944	88,785,114	2,442,992,664	138,456,431	102,392,854	2,627,430,265	12,371,997	111,101,216
CPE	—	—	—	—	—	—	230,307,062	146,075,937	1,208,774
Foam insulation	—	—	—	—	—	—	75,818,849	30,155,128	403,314
Segment totals	1,972,753,262	303,083,944	88,785,114	2,442,992,664	138,456,431	102,392,854	2,933,556,176	188,603,062	112,713,304
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—
Consolidated totals	1,972,753,262	303,083,944	88,785,114	2,442,992,664	138,456,431	102,392,854	2,933,556,176	188,603,062	112,713,304

Consolidated totals ($)							481,155,370	30,934,255	18,486,986

As we primarily generate our revenues from customers in the PRC, and all of our sales and all of our identifiable assets are located in the PRC, no geographical segments are presented.